CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Condensed Statements of Cash Flows
Net cash used in operating activities	$ 17,988	¥ 117,036	¥ (788,794)	¥ (312,180)
Net cash used in investing activities	(646,439)	(4,205,923)	(843,844)	(557,305)
Net cash generated from financing activities	372,022	2,420,488	4,110,498	905,337
Net increase/(decrease) in cash and cash equivalents	(259,310)	(1,687,150)	2,636,517	71,288
Cash and cash equivalents at beginning of year	449,961	2,927,581	291,064	219,776
Cash and cash equivalents at end of year	190,651	1,240,431	2,927,581	291,064
Parent
Condensed Statements of Cash Flows
Net cash used in operating activities	8,719	56,730	(8,419)	(831)
Net cash used in investing activities	(471,843)	(3,069,955)	(6,907,867)	(952,309)
Net cash generated from financing activities	465,997	3,031,915	6,936,720	953,150
Net increase/(decrease) in cash and cash equivalents	2,873	18,690	20,434	10
Cash and cash equivalents at beginning of year	3,142	20,445	11	1
Cash and cash equivalents at end of year	$ 6,015	¥ 39,135	¥ 20,445	¥ 11